Feb. 13, 2017
Claymore Exchange-Traded Fund Trust 1 | Guggenheim S&P Global Dividend Opportunities Index ETF
CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF
(the “Fund”)

Supplement to the currently effective Prospectus for the Fund

Effective on or about February 13, 2017, the Fund’s underlying index, the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”), will adopt certain methodology changes. On or about that date, the Fund may experience additional portfolio turnover in adjusting its portfolio in connection with these methodology changes, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. In addition, please see below for the following changes to the Fund’s Prospectus relating to the Dividend Opportunities Index’s methodology changes.
CLAYMORE EXCHANGE-TRADED FUND TRUST
Guggenheim S&P Global Dividend Opportunities Index ETF
(the “Fund”)

Supplement to the currently effective Summary Prospectus for the Fund

Effective on or about February 13, 2017, the Fund’s underlying index, the S&P Global Dividend Opportunities Index (the “Dividend Opportunities Index”), will adopt certain methodology changes. On or about that date, the Fund may experience additional portfolio turnover in adjusting its portfolio in connection with these methodology changes, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account. In addition, please see below for the following changes to the Fund’s Summary Prospectus relating to the Dividend Opportunities Index’s methodology changes.

Effective on or about February 13, 2017, the first paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dividend Opportunities Index. As of July 31, 2016, the Dividend Opportunities Index consisted of 100 common stocks and sponsored and unsponsored American depositary receipts (“ADRs”) (which may include other investment companies, including business development companies (“BDCs”)) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index (“S&P Global BMI”). As of July 31, 2016, the countries in the Dividend Opportunities Index that allow for free in-kind transfer of shares were Australia, Canada, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States. Potential Index constituents include common stocks and ADRs with float-adjusted market capitalizations greater than $500 million at the time of rebalancing, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”). The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index). The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days' notice prior to any material change in this policy or the Index. The Board of Trustees (the “Board”) of Claymore Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

In addition, effective on or about February 13, 2017, the last sentence of the third paragraph of the “Principal Investment Strategies” section of the Summary Prospectus is hereby deleted and replaced with the following:

As of July 31, 2016, the consumer discretionary, consumer staples and financial sectors each represented a substantial portion of the Index.

Effective on or about February 13, 2017, the first paragraph of the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

The Fund, using a “passive” or “indexing” investment approach, seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dividend Opportunities Index. As of July 31, 2016, the Dividend Opportunities Index consisted of 100 common stocks and sponsored and unsponsored American depositary receipts (“ADRs”) (which may include other investment companies, including business development companies (“BDCs”)) that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P Global Broad Market Index (“S&P Global BMI”). As of July 31, 2016, the countries in the Dividend Opportunities Index that allow for free in-kind transfer of shares were Australia, Canada, the Czech Republic, Finland, France, Germany, Hong Kong, Italy, Japan, Mexico, the Netherlands, New Zealand, Norway, Portugal, South Africa, Spain, Sweden, Switzerland, Turkey, the United Kingdom and the United States. Potential Index constituents include common stocks and ADRs with float-adjusted market capitalizations greater than $500 million at the time of rebalancing, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid- and large-capitalization companies, as defined by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., the Fund’s index provider (“S&P” or the “Index Provider”). The Fund will invest at least 90% of its total assets in common stocks and ADRs that comprise the Index and depositary receipts and shares representing common stocks that comprise the Index (or underlying securities representing ADRs that comprise the Index.) The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days notice prior to any material change in this policy or the Index. The Board of Trustees (the “Board”) of Claymore Exchange-Traded Fund Trust (the “Trust”) may change the Fund’s investment strategy and other policies without shareholder approval, except as otherwise indicated.

In addition, effective on or about February 13, 2017, the last sentence of the third paragraph of the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Investment Strategies” section of the Prospectus is hereby deleted and replaced with the following:

As of July 31, 2016, the consumer discretionary, consumer staples and financial sectors each represented a substantial portion of the Index.

In addition, effective on or about February 13, 2017, “Energy Sector Risk” and “Utilities Sector Risk” are hereby deleted from the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Risks” section of the Prospectus.

In addition, effective on or about February 13, 2017, the following is hereby added to the “Summary Information—Guggenheim S&P Global Dividend Opportunities Index ETF (LVL)—Principal Risks” section of the Prospectus:

Consumer Discretionary Sector Risk — The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

Consumer Staples Sector Risk—Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

In addition, effective on or about February 13, 2017, corresponding changes are hereby made to include “Consumer Discretionary Sector Risk” and “Consumer Staples Sector Risk” as principal risks of the Fund in the “Description of Risks” section of the Prospectus.
In addition, effective on or about February 13, 2017, “Energy Sector Risk” and “Utilities Sector Risk” are hereby deleted from the “Principal Risks” section of the Summary Prospectus.

In addition, effective on or about February 13, 2017, the following is hereby added to the “Principal Risks” section of the Summary Prospectus:

Consumer Discretionary Sector Risk—The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers' disposable income, consumer preferences, social trends and marketing campaigns. The Fund may be adversely affected by events or developments negatively impacting the consumer discretionary sector or issuers within the consumer discretionary sector.

Consumer Staples Sector Risk—Companies in the consumer staples sector may be adversely affected by changes in the global economy, consumer spending, competition, demographics and consumer preferences, and production spending. In addition, companies in the consumer staples sector may be subject to risks pertaining to the supply of, demand for and prices of raw materials. The Fund may be adversely affected by events or developments negatively impacting the consumer staples sector or issuers within the consumer staples sector.

Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

January 18, 2017	LVL-SUMPRO-SUP
Claymore Exchange-Traded Fund Trust
227 West Monroe Street
Chicago, Illinois 60606

Please Retain This Supplement for Future Reference

January 18, 2017	LVL-PRO-SUP